Related parties (Tables)	12 Months Ended
Dec. 31, 2017
Related Party [Abstract]
Disclosure of transactions between related parties
The remuneration of the CEO can be summarized as follows:

(in thousands of GBP)	2017	2016	2015
Total fixed remuneration	407	405	405
of which
Cost of pension	—	—	—
Other benefits	13	11	11

Total variable remuneration	528	437	863
of which
Share-based payments	233	171	333
The total amount of the remuneration paid to all non-executive directors for their services as members of the board and committees (if applicable) is as follows:

(in thousands of EUR)	2017	2016	2015
Total remuneration	1,015	1,145	1,591
Details of outstanding balances and transactions between the Group and its joint ventures are disclosed below:

As of end for the year ended December 31, 2016
(in thousands of USD)	Trade receivables	Trade payables	Shareholders Loan	Turnover	Dividend Income
TI Africa Ltd	241	—	137,615	360	—
TI Asia Ltd	303	—	65,897	360	—
Fiorano Shipholding Ltd	—	—	—	265	—
Fontvieille Shipholding Ltd	—	—	—	249	—
Larvotto Shipholding Ltd	—	—	—	275	—
Moneghetti Shipholding Ltd	—	—	—	287	—
Great Hope Enterprises Ltd	—	—	—		28
Kingswood Co. Ltd	—	—	—		23,450
Total	544	—	203,512	1,796	23,478

As of end for the year ended December 31, 2017
(in thousands of USD)	Trade receivables	Trade payables	Shareholders Loan	Turnover	Dividend Income

TI Africa Ltd	30	50	100,115	372	—
TI Asia Ltd	130	—	62,647	372	—
Kingswood Co. Ltd	—	—	—	—	1,250
Tankers Agencies (UK) Ltd	134	137	—	—	—
Total	294	187	162,762	744	1,250
The remuneration (excluding the CEO) consists of a fixed and a variable component and can be summarized as follows:

(in thousands of EUR)	2017	2016	2015
Total fixed remuneration	1,176	1,175	1,176
of which
Cost of pension	35	35	35
Other benefits	58	57	57

Total variable remuneration	1,331	1,042	2,392
of which
Share-based payments	597	351	1,010